Consolidated Statement of Cash Flows - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Cash generated from operations	£ 3,735	£ 3,521	£ 3,370
Interest paid (including lease interest)	(274)	(257)	(303)
Interest received	13	6	9
Tax paid (net)	(638)	(662)	(619)
Net cash from operating activities	2,836	2,608	2,457
Cash flows from investing activities
Acquisitions	(260)	(170)	(124)
Purchases of property, plant and equipment	(21)	(20)	(30)
Expenditure on internally developed intangible assets	(504)	(464)	(447)
Purchase of investments	(42)	(4)	(8)
Proceeds from disposals of property, plant and equipment			7
Gross proceeds from business disposals and sale of investments	30	74	21
Payments on business disposals	(13)	(28)	(9)
Dividends received from joint ventures and associates	40	37	21
Net cash used in investing activities	(770)	(575)	(569)
Cash flows from financing activities
Dividends paid to shareholders	(1,181)	(1,121)	(1,059)
Distributions to non-controlling interests	(15)	(9)	(7)
Increase in short-term bank loans, overdrafts and commercial paper	232	461	84
Issuance of term debt	1,125	711	651
Repayment of term debt	(621)	(1,017)	(847)
Repayment of leases	(40)	(63)	(72)
Receipts in respect of subleases	2	2	2
Acquisition of non-controlling interest	(19)	(1)
Repurchase of ordinary shares	(1,500)	(1,000)	(800)
Purchase of shares by Employee Benefit Trust	(76)	(75)	(50)
Proceeds on issue of ordinary shares	42	47	41
Net cash used in financing activities	(2,051)	(2,065)	(2,057)
(Decrease)/increase in cash and cash equivalents	15	(32)	(169)
Movement in cash and cash equivalents
At start of year	119	155	334
(Decrease)/increase in cash and cash equivalents	15	(32)	(169)
Exchange translation differences	(3)	(4)	(10)
At end of year	£ 131	£ 119	£ 155